New accounting pronouncements	12 Months Ended
Dec. 31, 2018
New Accounting Pronouncements and Changes in Accounting Principles
New Accounting Pronouncements

Note 3 – New accounting pronouncements

Recently Adopted Accounting Standards Updates

FASB Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement

The FASB issued ASU 2018-13 in August 2018, which modifies the disclosure requirements on fair value measurements. The most significant changes include, among other things, the removal of the requirements to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels, and the valuation processes for Level 3 fair value measurements. In addition, certain disclosure requirements were added, which include but are not limited to, how the weighted average of significant unobservable inputs used to develop Level 3 fair value measurements was calculated.

The Corporation early adopted this accounting pronouncement as of December 31, 2018 and was principally impacted by the simplified disclosures on fair value measurements.

FASB Accounting Standards Update (“ASU”) 2018-03, Technical Corrections and Improvements to Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities

The FASB issued ASU 2018-03 in February 2018, which clarifies certain aspects of the guidance in ASU 2016-01, principally related to equity securities without a readily determinable fair value.

The Corporation was not impacted by these technical corrections and improvements upon adoption of this ASU.

FASB Accounting Standards Update (“ASU”) 2017-07, Compensation – Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost

The FASB issued ASU 2017-07 in March 2017, which requires that an employer disaggregate the service cost component from the other components of net benefit cost of pension and postretirement benefit plans. The amendments also provide guidance on how to present the service cost component and the other components of net benefit cost in the income statement and allow only the service cost component of net benefit cost to be eligible for capitalization.

As a result of the adoption of this accounting pronouncement, the Corporation recognized $8.9 million during the year ended December 31, 2018 (2017—$7.5 million; 2016—$10.1 million) as components of net periodic benefit cost other than service cost in the other operating expenses caption, which would have otherwise previously been recognized as personnel cost. The presentation for prior periods has been adjusted to reflect the new classification. Effective January 1, 2018, these expenses are no longer capitalized as part of loan origination costs.

FASB Accounting Standards Update (“ASU”) 2017-05, Other Income– Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets

The FASB issued ASU 2017-05 in February 2017, which, among other things, clarifies the scope of the derecognition of nonfinancial assets, the definition of in substance financial assets, and impacts the accounting for partial sales of nonfinancial assets by requiring full gain recognition upon the sale.

The adoption of this standard during the first quarter of 2018 did not have a material impact on the Corporation’s financial statements.

FASB Accounting Standards Update (“ASU”) 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business

The FASB issued ASU 2017-01 in January 2017, which revises the definition of a business by providing an initial screen to determine when an integrated set of assets and activities (“set”) is not a business. Also, the amendments, among other things, specify the minimum inputs and processes required for a set to meet the definition of a business when the initial screen is not met and narrow the definition of the term output so that the term is consistent with Topic 606.

The Corporation adopted ASU 2017-01 during the first quarter of 2018. As such, the Corporation will consider this guidance in any business combinations completed after the effective date. Refer to Note 4, Business combination, for additional information on assets acquired and liabilities assumed in connection with the Reliable Transaction.

FASB Accounting Standards Update (“ASU”) 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash

The FASB issued ASU 2016-18 in November 2016, which requires entities to present the changes in total cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. The new guidance also requires a reconciliation of the totals in the statement of cash flows to the related captions in the balance sheet if restricted cash and restricted cash equivalents are presented in a different line item in the balance sheet.

As a result of the adoption of this accounting pronouncement, the Corporation included restricted cash and restricted cash equivalents within money market investments of $9.2 million at December 31, 2018 (December 31, 2017—$9.8 million) in the Consolidated Statements of Cash Flows. In addition, the Corporation presented a reconciliation of the totals in the Consolidated Statements of Cash Flows to the related captions in the Consolidated Statements of Condition in Note 38, Supplemental disclosure on the consolidated statements of cash flows.

FASB Accounting Standards Update (“ASU”) 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory

The FASB issued ASU 2016-16 in October 2016, which eliminates the exception for all intra-entity sales of assets other than inventory that requires deferral of the tax effects until the transferred asset is sold to a third party or otherwise recovered through use. The new guidance requires a reporting entity to recognize the tax impact from the sale of the asset in the seller’s tax jurisdiction when the transfer occurs, even though the pre-tax effects of that transaction are eliminated in consolidation. Any deferred tax asset that arises in the buyer’s jurisdiction would also be recognized at the time of the transfer.

As a result of the adoption of this accounting pronouncement during the first quarter of 2018, the Corporation recorded a positive cumulative effect adjustment of $1.3 million to retained earnings to reflect the net tax benefit resulting from intra-entity sales of assets.

FASB Accounting Standards Update (“ASU”) 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments

The FASB issued ASU 2016-15 in August 2016, which addresses specific cash flow issues with the objective of reducing existing diversity in practice, which may lead to a difference in the classification of transactions between operating, financing or investing activities. Among other things, the guidance provides an accounting policy election for classifying distributions received from equity method investees and clarifies the application of the predominance principle.

As a result of the adoption of this accounting pronouncement, the Corporation reclassified from investing to operating activities $0.5 million in the Consolidated Statements of Cash Flows for the year ended December 31, 2017 as a result of electing the cumulative earnings approach for classifying distributions received from equity investees.

FASB Accounting Standards Updates (“ASUs”), Revenue from Contracts with Customers (Topic 606)

The FASB has issued a series of ASUs which, among other things, clarify the principles for recognizing revenue and develop a common revenue standard. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services, that is, the satisfaction of performance obligations, to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. A five-step process is defined to achieve this core principle. The new guidance also requires disclosures to enable users of financial statements to understand the nature, timing, and uncertainty of revenue and cash flows arising from contracts with customers.

The Corporation adopted this accounting pronouncement during the first quarter of 2018 using the modified retrospective approach. The Corporation elected the practical expedient that permits an entity to expense incremental costs of obtaining contracts, given the amortization periods were one year or less. There were no material changes in the presentation and timing of when revenues are recognized. ASC Topic 606 was applied to contracts that were not completed as of January 1, 2018. There was no impact in the evaluation of these contracts. Refer to additional disclosures on Note 33, Revenue from contracts with customers.

FASB Accounting Standards Update (“ASU”) 2016-01, Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities

The FASB issued ASU 2016-01 in January 2016, which primarily affects the accounting for equity investments and financial liabilities under the fair value option as follows: require equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income; simplify the impairment assessment of equity investments without readily determinable fair values; require changes in fair value due to instrument-specific credit risk to be presented separately in other comprehensive income for financial liabilities under the fair value option; and clarify that the need for a valuation allowance on a deferred tax asset related to available-for-sale securities should be evaluated in combination with the entity’s other deferred tax assets. In addition, the ASU also impacts the presentation and disclosure requirements of financial instruments.

As a result of the adoption of this accounting pronouncement during the first quarter of 2018, the Corporation aggregated $11 million previously classified as available-for-sale and as trading to those under the other investment securities caption and reclassified under the caption of equity securities. In addition, a positive cumulative effect adjustment of $0.6 million was recognized due to the reclassification of unrealized gains of equity securities available-for-sale, net of tax, from accumulated other comprehensive loss to retained earnings.

The adoption of FASB Accounting Standards Update (“ASU”) 2017-09, Compensation– Stock Compensation (Topic 718): Scope of Modification Accounting, effective during the first quarter of 2018, did not have a significant impact on the Consolidated Financial Statements.

Recently Issued Accounting Standards Updates

FASB Accounting Standards Update (“ASU”) 2018-19, Codification Improvements to Topic 326 – Financial Instruments – Credit Losses

The FASB issued ASU 2018-19 in November 2018 which, among other things, clarifies that receivables arising from operating leases are not within the scope of ASC Topic 326.

The amendments in this ASU are effective on January 1, 2020.

The Corporation will consider this guidance upon adoption of ASC Topic 326.

FASB Accounting Standards Update (“ASU”) 2018-18, Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606

The FASB issued ASU 2018-18 in November 2018 which, among other things, provides guidance on how to assess whether certain collaborative arrangement transactions should be accounted for under Topic 606.

The amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted.

The Corporation does not expect to be impacted by these amendments since it does not have collaborative arrangements.

FASB Accounting Standards Update (“ASU”) 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities

The FASB issued ASU 2018-17 in October 2018, which requires entities to consider indirect interests held through related parties under common control on a proportional basis rather than as the equivalent of a direct interest in its entirety when determining whether a decision-making fee is a variable interest.

The amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. These amendments should be applied retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented.

The Corporation does not expect to be materially impacted by these amendments.

FASB Accounting Standards Update (“ASU”) 2018-16, Derivatives and Hedging (Topic 815): Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes

The FASB issued ASU 2018-16 in October 2018 which permit use of the OIS rate based on SOFR as a U.S. benchmark interest rate for hedge accounting purposes under Topic 815 in addition to other permissible U.S. benchmark rates.

The amendments in this ASU are required to be adopted concurrently with the amendments in ASU 2017-12, which are effective in the first quarter of 2019. The amendments should be adopted on a prospective basis for qualifying new or re-designated hedging relationships entered into on or after the date of adoption.

The Corporation will consider this guidance for qualifying new hedging relationships entered into on or after the effective date.

FASB Accounting Standards Update (“ASU”) 2018-15, Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract

The FASB issued ASU 2018-15 in August 2018 which, among other things, aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software, and clarifies the term over which such capitalized implementation costs should be amortized.

The amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted.

The Corporation does not expect to be materially impacted by these amendments.

FASB Accounting Standards Update (“ASU”) 2018-14, Compensation – Retirement Benefits – Defined Benefit Plans – General (Subtopic 715-20): Disclosure Framework – Changes to the Disclosure Requirements for Defined Benefit Plans

The FASB issued ASU 2018-14 in August 2018, which modifies the disclosure requirements for employers that sponsor defined benefit pension or postretirement plans. The most significant changes include the removal of the amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost over the next fiscal year and the effects of a one-percentage point change in assumed health care cost trend rates on the aggregate of the service and interest cost components of net periodic benefit costs and benefit obligation for postretirement health care benefits. In addition, certain disclosure requirements were added which include, but are not limited to, an explanation of the reasons for significant gains and losses related to changes in the benefit obligation for the period.

The amendments in this ASU are effective for fiscal years ending after December 15, 2020, with early adoption permitted. The amendments in this ASU should be applied on a retrospective basis to all periods presented.

Upon adoption of this standard, the Corporation will be impacted principally by the simplified disclosures on defined benefit plans.

FASB Accounting Standards Update (“ASU”) 2018-12, Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts

The FASB issued ASU 2018-12 in August 2018, which makes targeted improvements to the existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity.

The amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted.

The Corporation does not anticipate that the adoption of this accounting pronouncement will have a significant impact on its Consolidated Financial Statements.

FASB Accounting Standards Update (“ASU”) 2018-09, Codification Improvements

The FASB issued ASU 2018-09 in July 2018, which makes various codification improvements in the areas of excess tax benefits on share-based compensation awards, income tax accounting for business combinations, derivatives offsetting, liability or equity-classified financial instruments, among others.

The amendments in this ASU are effective immediately, except for amendments that require transition guidance, which are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018; and amendments to guidance not yet effective which are effective on the same date as the original Updates.

The Corporation does not expect to be materially impacted by these Codification improvements.

FASB Accounting Standards Update (“ASU”) 2018-07, Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting

The FASB issued ASU 2018-07 in June 2018, which expands the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees, although differences remain in the accounting for attribution and a contractual term election for valuing nonemployee equity share options.

The amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted.

The Corporation does not expect to be impacted by these amendments since it does not enter into share-based payment transactions for acquiring goods and services from nonemployees.

FASB Accounting Standards Update (“ASU”) 2018-06, Codification Improvements to Topic 942, Financial Services – Depository and Lending

The FASB issued ASU 2018-06 in May 2018, which removes outdated guidance related to the Comptroller of the Currency’s Banking Circular 202, “Accounting for Net Deferred Taxes” in ASC Topic 942.

The amendments in this ASU were effective upon issuance of the Update. The Corporation was not impacted by this Codification improvement.

FASB Accounting Standards Update (“ASU”) 2018-02, Income Statement – Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income

The FASB issued ASU 2018-02 in February 2018, which allow a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. These stranded tax effects result from recognizing in income the impact of changes in tax rates even when the related tax effects were recognized in accumulated other comprehensive income. The amendments also require certain disclosures about stranded tax effects.

The amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after

December 15, 2018, with early adoption permitted.

As of December 31, 2018, the Corporation maintained a full valuation allowance on the deferred tax assets, which were recognized in accumulated other comprehensive income related to its U.S. operations. As such, the Corporation does not anticipate that the adoption of this accounting pronouncement will have a material impact on its consolidated statements of financial condition and results of operations.

FASB Accounting Standards Update (“ASU”) 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities

The FASB issued ASU 2017-12 in August 2017, which makes more financial and nonfinancial hedging strategies eligible for hedge accounting and changes how companies assess effectiveness by, among other things, eliminating the requirement for entities to recognize hedge ineffectiveness each reporting period for cash flow hedges and requiring presentation of the changes in fair value of cash flow hedges in the same income statement line item(s) as the earnings effect of the hedged items when the hedged item affects earnings.

The amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted. The amendments in this Update should be applied using a modified retrospective approach as of the adoption date.

The Corporation will be impacted by the simplified application of hedge accounting. The Corporation does not anticipate that the adoption of this accounting pronouncement will have a material effect on its consolidated statements of financial condition and results of operations since hedge ineffectiveness has been immaterial to the Corporation and the earnings effect of the hedges and the hedged items are already presented in the same income statement line item.

FASB Accounting Standards Update (“ASU”) 2017-11, Earnings per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): Part I: Accounting for Certain Financial Instruments with Down Round Features; Part II: Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception

The FASB issued ASU 2017-11 in July 2017, which changes the classification analysis of certain equity-linked financial instruments with down round features. When determining whether these instruments should be classified as liabilities or equity, a down round feature no longer precludes equity classification when assessing whether the instrument is indexed to an entity’s own stock. For EPS purposes, the effect of the down round feature should be recognized as a dividend when triggered.

The amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after

December 15, 2018. Early adoption is permitted. The amendments in this Update may be applied using either a modified retrospective approach or a full retrospective approach.

The Corporation does not anticipate that the adoption of this accounting pronouncement will have a material effect on its consolidated statements of financial condition and results of operations since it does not have any outstanding equity-linked financial instruments with a down round feature.

FASB Accounting Standards Update (“ASU”) 2017-08, Receivables– Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities

The FASB issued ASU 2017-08 in March 2017, which amends the amortization period for certain callable debt securities held at a premium by shortening such period to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity.

The amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted. The amendments in this Update should be applied on a modified retrospective basis with a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption.

The Corporation does not anticipate that the adoption of this accounting pronouncement will have a material effect on its consolidated statements of financial condition and results of operations since the premium of purchased callable debt securities is not significant.

FASB Accounting Standards Update (“ASU”) 2017-04, Intangibles – Goodwill and Other (Topic 350): Simplifying the Accounting for Goodwill Impairment

The FASB issued ASU 2017-04 in January 2017, which simplifies the accounting for goodwill impairment by removing Step 2 of the two-step goodwill impairment test under the current guidance. Goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. Entities will be required to disclose the amount of goodwill at reporting units with zero or negative carrying amounts.

The amendments of this Update, which should be applied on a prospective basis, are effective for annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017.

Upon adoption of this standard, if the carrying amount of any of the reporting units exceeds its fair value, the Corporation would be required to record an impairment charge for the difference up to the amount of the goodwill.

FASB Accounting Standards Update (“ASU”) 2017-03, Accounting Changes and Error Corrections (Topic 250) and Investments-Equity Method and Joint Ventures (Topic 323): Amendments to SEC Paragraphs Pursuant to Staff Announcements at the September 22, 2016 and November 17, 2016 EITF Meetings (SEC Update)

The FASB issued ASU 2017-03 in January 2017, which incorporates into the Accounting Standards Codification recent SEC guidance about certain investments in qualified affordable housing and disclosing under SEC SAB Topic 11.M the effect on financial statements of adopting the revenue, leases and credit losses standards.

The Corporation has considered the guidance in this Update related to the disclosure on the effect on financial statements of adopting the leases and credit losses standards in the preparation of the consolidated financial statements.

FASB Accounting Standards Update (“ASU”) 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments

The FASB issued ASU 2016-13 in June 2016, which replaces the incurred loss model with a current expected credit loss (“CECL”) model. The CECL model applies to financial assets subject to credit losses and measured at amortized cost and certain off-balance sheet exposures. Under current U.S. GAAP, an entity reflects credit losses on financial assets measured on an amortized cost basis only when losses are probable and have been incurred, generally considering only past events and current conditions in making these determinations. ASU 2016-13 prospectively replaces this approach with a forward-looking methodology that reflects the expected credit losses over the lives of financial assets, starting when such assets are first acquired. Under the revised methodology, credit losses will be measured based on past events, current conditions and reasonable and supportable forecasts that affect the collectability of financial assets. ASU 2016-13 also revises the approach to recognizing credit losses for available-for-sale securities by replacing the direct write-down approach with the allowance approach and limiting the allowance to the amount at which the security’s fair value is less than the amortized cost. In addition, ASU 2016-13 provides that the initial allowance for credit losses on purchased credit impaired financial assets will be recorded as an increase to the purchase price, with subsequent changes to the allowance recorded as a credit loss expense.

ASU 2016-13 also expands disclosure requirements regarding an entity’s assumptions, models and methods for estimating the allowance for credit losses.

The amendments of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted as of January 1, 2019.

The Corporation has continued its evaluation and implementation efforts for ASU 2016-13, Financial Instruments – Credit Losses, and has established a cross-discipline governance structure. A CECL Working Group, with members from different areas within the organization, has been created and assigned the responsibility of assessing the impact of the standard, evaluating interpretative issues, evaluating the current credit loss models against the new guidance to determine any changes necessary and other related implementation activities. The Working Group provides periodic updates to the CECL Steering Committee, which has oversight responsibilities for the implementation efforts.

The Corporation plans to adopt ASU 2016-13 on January 1, 2020 using a modified retrospective approach. Although early adoption is permitted beginning in the first quarter of 2019, the Corporation does not expect to make that election. The Corporation expects an increase in its allowance for loan and lease losses due to the consideration of lifetime credit losses as part of the calculation.

FASB Accounting Standards Updates (“ASUs”), Leases (Topic 842)

The FASB has issued a series of ASUs which, among other things, supersede ASC Topic 840 and set out the principles for the recognition, measurement, presentation and disclosure of leases for both lessors and lessees. The new guidance requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset (“ROU”) and a lease liability for all leases with a term greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases.

In addition, the new leases standard requires lessors, among other things, to present lessor costs paid by the lessee to the lessor on a gross basis. The Corporation does not expect to be materially impacted by these amendments.

Upon adoption of this accounting pronouncement on January 1, 2019, the Corporation will elect the practical expedients to not reassess at the date of adoption whether any existing contracts were or contained leases, their lease classification, and initial direct costs. The Corporation will also elect the optional transition method that allows application of the transition provisions of the new leases standard at the adoption date, instead of at the earliest comparative period presented. Therefore, comparative periods will continue to be presented in accordance with ASC Topic 840.

As of January 1, 2019, the Corporation will recognize ROU assets of $139 million, net of deferred rent liability of $15 million and lease liabilities of $154 million on its operating leases. In addition, the Corporation recorded a positive cumulative effect adjustment of $4.8 million to retained earnings as a result of the reclassification of previously deferred gains on sale and operating lease back transactions.